Investment Strategy	Apr. 24, 2026
T. Rowe Price High Income Municipal ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities whose income is exempt from federal income taxes. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund generally seeks higher-yielding municipal securities, including those that are rated below investment grade (BB and lower, or an equivalent rating) by a credit rating agency or, if unrated, deemed by the adviser to be below investment-grade. Such holdings are commonly referred to as “junk bonds.”

The fund focuses its investments on securities that produce income that is exempt from regular federal income taxes. However, a significant portion of the fund’s income could be derived from securities subject to the alternative minimum tax. The fund invests in various tax-exempt municipal securities, such as general obligation bonds and revenue bonds (including private activity bonds). The fund may also invest in the securities of issuers whose revenues are generated from similar types of projects or operate in similar business sectors with special risks, including healthcare, transportation, utilities, or private activity bonds. The fund may have significant exposure to specific states when the adviser’s analysis identifies favorable market developments or trends, attractive relative values, or compelling fundamentals relating to a certain state that the adviser believes are underappreciated by the market. These factors will inform overall allocation decisions for the fund and seek to enhance the fund’s risk-return profile.

T. Rowe Price’s active investment management approach emphasizes the value of in-depth fundamental credit research, diversification, and risk management practices. By using fundamental research, T. Rowe Price seeks to select investments for the fund’s portfolio based on its outlook for the different sectors of the tax-free municipal market (for example, T. Rowe Price may emphasize revenue bonds instead of state and local general obligation debt) and specific issuers or securities. The goal of this approach is to seek higher yields while taking a risk-conscious approach. Risk management practices include managing the fund’s duration (which is a measurement of the price sensitivity of a bond or bond fund to changes in interest rates), while also focusing on striking a balance between (i) investing more heavily in certain sectors or issuers and (ii) diversifying the fund’s investments across the broader municipal market.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities whose income is exempt from federal income taxes.
T. Rowe Price Long Municipal Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities whose income is exempt from federal income taxes. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

There are no limitations on maturities for individual securities or duration for the portfolio. However, under normal conditions, the fund’s weighted average maturity will exceed ten years.

The fund focuses its investments on securities that produce income that is exempt from regular federal income taxes. However, a significant portion of the fund’s income could be derived from securities subject to the alternative minimum tax. The fund invests in various tax-exempt municipal securities, such as general obligation bonds and revenue bonds (including private activity bonds). The fund may also invest in the securities of issuers whose revenues are generated from similar types of projects or operate in similar business sectors with special risks, including healthcare, transportation, utilities, or private activity bonds. The fund may have significant exposure to specific states when the adviser’s analysis identifies favorable market developments or trends, attractive relative values, or compelling fundamentals relating to a certain state that the adviser believes are underappreciated by the market. These factors will inform overall allocation decisions for the fund and seek to enhance the fund’s risk-return profile.

The fund typically invests in investment-grade municipal securities, which are securities rated in one of the four highest rating categories as determined by at least one credit rating agency or, if unrated, deemed by the adviser to be of comparable quality. However, the fund may invest up to 25% of its net assets in securities that are rated below investment-grade by a credit rating agency or, if unrated, deemed by the adviser to be below investment-grade. Such holdings are commonly referred to as “junk bonds.”

Investment decisions generally reflect the adviser’s outlook for interest rates and the economy, as well as the prices, yields, and credit quality of various securities in which the fund may invest.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities whose income is exempt from federal income taxes.
T. Rowe Price Short Municipal Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities whose income is exempt from federal income taxes. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

There are no limitations on maturities for individual securities or duration for the portfolio. However, under normal conditions, the fund’s weighted average effective maturity will be less than five years.

The fund focuses its investments on securities that produce income that is exempt from regular federal income taxes. However, a significant portion of the fund’s income could be derived from securities subject to the alternative minimum tax.

The fund invests in various tax-exempt municipal securities, such as general obligation bonds and revenue bonds (including private activity bonds). The fund may also invest in the securities of issuers whose revenues are generated from similar types of projects or operate in similar business sectors with special risks, including healthcare, transportation, utilities, or private activity bonds. The fund may have significant exposure to specific states when the adviser’s analysis identifies favorable market developments or trends, attractive relative values, or compelling fundamentals relating to a certain state that the adviser believes are underappreciated by the market. These factors will inform overall allocation decisions for the fund and seek to enhance the fund’s risk-return profile.

The fund typically invests in investment-grade securities, which are securities rated in one of the four highest rating categories as determined by at least one credit rating agency or, if unrated, deemed by the adviser to be of comparable quality. However, the fund may invest up to 15% of its net assets in securities that are rated below investment-grade by a credit rating agency or, if unrated, deemed by the adviser to be below investment-grade. Such holdings are commonly referred to as “junk bonds.”

Investment decisions generally reflect the adviser’s outlook for interest rates and the economy, as well as the prices, yields, and credit quality of various securities in which the fund may invest.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities whose income is exempt from federal income taxes.